WORKING CAPITAL LOAN (Details Narrative) - USD ($)	May 10, 2024	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Loan amount	$ 248,447
Maturity date	Nov. 09, 2024
Interest rate	12.00%
Other current liabilities		$ 283,295	$ 17,941
Loans [Member]
Short-Term Debt [Line Items]
Other current liabilities		$ 283,295